Shareholder Report, Average Annual Return (Details) 193478_AlphaDroid Broad Markets Momentum ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
AlphaDroid Broad Markets Momentum ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AlphaDroid Broad Markets Momentum ETF NAV
Average Annual Return, Percent	4.61%
AlphaDroid EZ-MO Broad Markets Momentum Index1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AlphaDroid EZ-MO Broad Markets Momentum Index
Average Annual Return, Percent	5.40%
S&P 500 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 (TR)
Average Annual Return, Percent	2.87%